Expenses by category (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by category
Research and Development

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Operating expenses	33,890	39,177	32,076
Depreciation expense	886	986	1,122
Payroll expenses	20,213	20,195	19,499
Share-based compensation	1,447	2,212	1,909
Total research and development expenses	56,436	62,570	54,606

General and Administrative

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Operating expenses	2,825	4,672	3,658
Depreciation expense	1,617	1,153	1,071
Payroll expenses	8,529	8,222	7,755
Share-based compensation	3,123	3,212	2,821
Total general and administrative expenses	16,094	17,259	15,305

Finance result, net

	For the Year Ended
	December 31,
In CHF thousands	2025	2024	2023
Financial income	1,865	3,196	1,044
Financial expense	(191)	(133)	(176)
Exchange differences	(2,803)	(1,598)	(1,467)
Finance result, net	(1,129)	1,465	(599)